Investment Objectives and Goals - IDX Alternative FIAT ETF	Sep. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – IDX Alternative FIAT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The IDX Alternative FIAT ETF (the “Fund”) seeks capital appreciation.